Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated all known events and transactions that occurred after December 31, 2023 through the filing of this Annual Report on Form 20-F, and determined that that no subsequent events have occurred that would require recognition or disclosure in these financial statements, except as disclosed elsewhere in these notes to the consolidated financial statements. and the following:
In January 2024, the Company’s Board of Directors approved the Mynd.ai Equity Incentive Plan (the “Incentive Plan”). Under the Incentive Plan, awards may be granted to officers, employees and consultants of the Company or any of its affiliates in the form of stock options, restricted shares, restricted share units, stock appreciation rights, performance stock, performance stock units and other awards. The maximum aggregate number of ordinary shares that was initially authorized for issuance under the Incentive Plan is 54,777,338, together with a corresponding number of American Depositary Shares. The number of ordinary shares available for issuance under the Incentive Plan will also include an automatic annual increase on the first day of each fiscal year beginning in 2025, equal to five percent (5%) of the total number of the Company's ordinary shares outstanding, on a fully diluted basis, on the last day of the Company's immediately preceding fiscal year.